Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

December 19, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated December 14, 2017, for the Trust’s James Biblically Responsible Investment ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 60, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-17-015888 on December 15, 2017.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001